DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Deferred Tax and Other Long-Term Assets

Deferred tax and other long-term assets, net consist of the following:

	As of December 31,
	2020	2019
Deferred tax asset (see Note 19)	$57,802	$66,362
Right of use - assets under operating leases	18,990	17,828
Prepaid long-term land lease, net	3,055	3,175
Fair value of cross currency interest rate swap (see Note 12D)	10,661	12,625
Long-term prepaid expenses and others	2,893	5,057
	$93,401	$105,047